Label	Element	Value
CR Prospectus | Royce Special Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	The Royce Fund Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2019
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Special Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective as of the date hereof, the third sentence in the second paragraph under the heading “Principal Investment Strategy” is hereby deleted and replaced with the following:

Although the Fund normally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries.

December 5, 2019